Weighted-Average Assumptions Used Under Black-Scholes Option Pricing Model to Estimate Fair Value of Options on Grant Date (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Year	Dec. 31, 2009
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate		2.27%
Expected life		5.5
Assumed volatility		28.80%
Expected dividends		2.00%
Fair value on grant date		$ 9.94	$ 8.23
Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate, minimum			2.00%
Expected life, minimum			5.2
Assumed volatility, minimum			38.10%
Expected dividends			1.00%
Fair value on grant date			$ 5.76
Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate, maximum			2.80%
Expected life, maximum			6.0
Assumed volatility, maximum			40.00%
Expected dividends			2.00%
Fair value on grant date			$ 10.63